Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [abstract]
Schedule of Computation of Income Tax Expense

Years ended December 31,	2018	2017
		Restated (Note 5)
Loss before income taxes	$(13,039)	$(10,766)
Statutory income tax rate	25%	25%
Income tax recovery at statutory rates	(3,260)	(2,692)
Non-deductible expenses	302	94
Withholding tax	300	–
Tax losses and other temporary differences not recognized	3,244	2,622
Income taxes at different rates in foreign and other provincial jurisdictions	(233)	(256)
Other	(53)	231
Total	$300	$–

Schedule of Income Tax Loss Carryforwards

For the years ended	2018	2017
2024	$118	$118
2025	244	244
2026	512	512
2027	14	14
2028	1	1
2029	517	517
2030	7,208	7,208
2031	6,243	6,432
2032	5,524	5,706
2033	–	–
2034	4,814	4,680
2035	5,798	6,238
2036	5,237	5,411
2037	4,789	4,853
2038	6,177	–
No expiry	62,757	61,518
Total	$109,953	$103,452

Schedule of Deductible Temporary Differences and Unused Tax Losses

Year ended December 31,	2018	2017
Non-capital losses	$30,508	$30,984
Investment tax credits	1,649	1,349
Scientific research and experimental development	745	745
Property, plant and equipment and intellectual property	1,592	1,406
Provisions	200	131
Other	850	669
Total	$35,544	$35,283